Note 3 - Notes Receivables - Schedule of Notes Receivables (Details) - USD ($)	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Notes and other receivables	$ 913,719	$ 905,642	$ 1,085,386
Total loans	913,719	905,642	1,085,386
Less: Current portion			247,378
Notes, Loans, and Financing Receivable, Net, Noncurrent		905,642	838,008
4900 Jackson LLC [Member]
Notes and other receivables			247,378
Total loans			247,378
Wellness Group Pharms LLC [Member]
Notes and other receivables	782,130	780,315	780,315
Total loans	782,130	780,315	780,315
Coastal Compassion Inc. [Member]
Notes and other receivables	131,589	125,327	57,693
Total loans	$ 131,589	$ 125,327	$ 57,693